BALANCE SHEET COMPONENTS	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BALANCE SHEET COMPONENTS
10.	BALANCE SHEET COMPONENTS
Inventory
Inventory consists of the following (in thousands):

	December 31,
	2021	2020
Work in process inventory	$20,582	$15,296
Batteries	2,138	5,547

Total inventory	$22,720	$20,843

Other Current Assets
Other current assets consist of the following (in thousands):

	December 31,

	2021	2020
Deferred costs with suppliers	$13,744	$6,204
Prepaid expenses	3,137	698
Utility program deposits	353	891
Due from related parties	213	123
Other	1,194	4

Total other current assets	$18,641	$7,920

Other Noncurrent Assets
Other noncurrent assets consist of the following (in thousands):

	December 31,

	2021	2020
Prepaid warranties and maintenance	$15,991	$1,088
Receivable from SPEs (Note 16)	3,565	3,583
Deferred SPAC costs	—	1,256
Self-generation incentive program deposits	940	1,036
Investment in VIEs	1,924	744
Revolver debt issuance costs	—	73
Property and equipment, net	512	44
Other	1,599	458

Total other noncurrent assets	$24,531	$8,282

Depreciation expense for property and equipment was immaterial for each of the years ended December 31, 2021, 2020 and 2019.
Accrued Liabilities
Accrued liabilities consist of the following (in thousands):

	December 31,
	2021	2020
Accrued payables	$25,062	$9,799
Accrued interest — notes payable	344	6,149
Other accrued liabilities	587	124

Total accrued liabilities	$25,993	$16,072

Other Current Liabilities
Other current liabilities consist of the following (in thousands):

	December 31,
	2021	2020
System advances	$267	$640
Lease liabilities — current portion	1,240	333
Due to related parties	306	399
Other	—	217

Total other current liabilities	$1,813	$1,589